UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders.

April 30, 2018

Semi Annual Report

Victory Institutional Diversified Stock Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Institutional
Funds

Table of Contents

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information
Trustee and Officer Information	18
Proxy Voting and Form N-Q Information	21
Expense Examples	21
Portfolio Holdings	22
Advisory Contract Approval	23
Victory Funds Privacy Policy	25

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-689-6999. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

866-689-6999

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Institutional Funds Victory Institutional Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Consumer Discretionary (16.5%):
Amazon.com, Inc. (a)	1,320	$2,067
Best Buy Co., Inc.	7,415	567
BorgWarner, Inc.	23,235	1,137
Burlington Stores, Inc. (a)(b)	6,480	880
Comcast Corp., Class A	26,235	824
D.R. Horton, Inc.	28,930	1,277
Dollar General Corp.	5,480	529
Lear Corp.	7,170	1,340
LGI Homes, Inc. (a)(b)	8,750	606
Magna International, Inc., ADR	16,605	980
Ross Stores, Inc.	15,730	1,273
The Home Depot, Inc.	4,580	846
Thor Industries, Inc.	4,570	485
Toll Brothers, Inc.	25,385	1,070
Winnebago Industries, Inc.	10,790	409
		14,290
Consumer Staples (4.7%):
Costco Wholesale Corp.	5,620	1,108
Philip Morris International, Inc.	5,185	425
Sprouts Farmers Markets, Inc. (a)	36,650	917
Tyson Foods, Inc., Class A	6,815	478
Wal-Mart Stores, Inc.	12,770	1,130
		4,058
Energy (6.8%):
Callon Petroleum Co. (a)	42,450	590
Chevron Corp.	11,220	1,403
EOG Resources, Inc.	8,005	946
Exxon Mobil Corp.	9,335	726
Laredo Petroleum, Inc. (a)(b)	37,075	408
Phillips 66	9,395	1,046
Valero Energy Corp.	6,885	764
		5,883
Financials (20.6%):
Ameriprise Financial, Inc.	7,865	1,103
Bank of America Corp.	64,650	1,934
Berkshire Hathaway, Inc., Class B (a)	9,160	1,775
Citigroup, Inc.	5,890	402
E*TRADE Financial Corp. (a)	22,958	1,392
Essent Group Ltd. (a)	23,010	758
FCB Financial Holdings, Inc. (a)	17,025	984
Federated Investors, Inc., Class B (b)	10,654	282
JPMorgan Chase & Co.	19,065	2,074
Northern Trust Corp.	12,215	1,304
Raymond James Financial, Inc.	13,645	1,225
Regions Financial Corp.	28,710	537
SVB Financial Group (a)	2,600	779

See notes to financial statements.

Victory Institutional Funds Victory Institutional Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TD Ameritrade Holding Corp.	15,096	$877
Walker & Dunlop, Inc.	1,135	65
Western Alliance BanCorp (a)	21,720	1,281
Zions BanCorp	18,975	1,039
		17,811
Health Care (10.3%):
Bristol-Myers Squibb Co.	16,050	837
Cigna Corp.	5,117	879
Express Scripts Holding Co. (a)	15,980	1,210
Innoviva, Inc. (a)	40,055	581
Johnson & Johnson	10,420	1,318
McKesson Corp.	4,565	713
Mylan NV (a)	22,210	861
Novartis AG, ADR	6,210	476
UnitedHealth Group, Inc.	8,795	2,079
		8,954
Industrials (9.5%):
Cummins, Inc.	5,210	833
FedEx Corp.	5,920	1,462
Huntington Ingalls Industries, Inc.	2,050	499
ManpowerGroup, Inc.	5,160	494
Norfolk Southern Corp.	8,880	1,274
PACCAR, Inc.	7,365	469
Patrick Industries, Inc. (a)	10,170	579
SkyWest, Inc.	13,015	741
United Rentals, Inc. (a)(b)	4,680	702
United Technologies Corp.	3,570	429
Universal Forest Products, Inc.	22,595	720
		8,202
Information Technology (20.1%):
Alphabet, Inc., Class C (a)	2,458	2,501
Apple, Inc.	18,700	3,090
Applied Materials, Inc.	18,080	898
DXC Technology Co.	10,940	1,127
Entegris, Inc.	14,230	458
Facebook, Inc., Class A (a)	6,825	1,174
KLA-Tencor Corp.	4,955	504
Micron Technology, Inc. (a)	9,810	451
Microsoft Corp.	34,880	3,262
MKS Instruments, Inc.	7,615	780
ON Semiconductor Corp. (a)	52,465	1,159
YY, Inc., ADR (a)	8,775	846
Zebra Technologies Corp., Class A (a)	8,967	1,209
		17,459

See notes to financial statements.

Victory Institutional Funds Victory Institutional Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (5.0%):
Avery Dennison Corp.	9,130	$957
Louisiana Pacific Corp.	42,679	1,209
Packaging Corp. of America	8,015	927
Steel Dynamics, Inc.	27,895	1,250
		4,343
Telecommunication Services (3.6%):
AT&T, Inc.	48,160	1,575
Verizon Communications, Inc.	31,310	1,545
		3,120
Total Common Stocks (Cost $73,367)		84,120
Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust	5,005	1,324
Total Exchange-Traded Funds (Cost $1,316)		1,324
Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.88% (c)	133,538	134
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.63% (c)	275,696	276
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.90% (c)	186,957	187
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.01% (c)	56,086	56
JPMorgan Prime Money Market Fund, Capital Class, 1.87% (c)	307,127	307
Total Collateral for Securities Loaned (Cost $960)		960
Total Investments (Cost $75,643) — 99.7%		86,404
Other assets in excess of liabilities — 0.3%		263
NET ASSETS — 100.00%		$86,667

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Institutional Funds	Statement of Assets and Liabilities April 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $75,643)	$86,404	(a)
Cash and cash equivalents	1,400
Dividends and interest receivable	47
Receivable for capital shares issued	8
Receivable for investments sold	721
Prepaid expenses	32
Total Assets	88,612
LIABILITIES:
Securities lending collateral	960
Payable for investments purchased	929
Payable for capital shares redeemed	5
Accrued expenses and other payables:
Investment advisory fees	36
Administration fees	2
Custodian fees	1
Trustees' fees	3
Other accrued expenses	9
Total Liabilities	1,945
NET ASSETS:
Capital	71,467
Accumulated net investment income (loss)	—	(b)
Accumulated net realized gains (losses) from investments	4,439
Net unrealized appreciation (depreciation) on investments	10,761
Net Assets	$86,667
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	8,450
Net Asset Value, offering price & redemption price per share:	$10.26

(a)  Includes $916 of securities on loan.

(b)  Rounds to less than $1.

See notes to financial statements.

Victory Institutional Funds	Statement of Operations For the Six Months Ended April 30, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Institutional Diversified Stock Fund
Investment Income:
Dividend income	$591
Interest income	6
Securities lending income	1
Total Income	598
Expenses:
Investment advisory fees	223
Administration fees	13
Custodian fees	3
Transfer agent fees	5
Trustees' fees	4
Chief Compliance Officer fees	—	(a)
Legal and audit fees	16
State registration and filing fees	13
Other expenses	50
Total Expenses	327
Net Investment Income (Loss)	271
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	4,482
Net change in unrealized appreciation/depreciation on investments	(2,377)
Net realized/unrealized gains (losses) on investments	2,105
Change in net assets resulting from operations	$2,376

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Institutional Funds	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Institutional Diversified Stock Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$271	$862
Net realized gains (losses) from investment transactions	4,482	18,444
Net change in unrealized appreciation/depreciation on investments	(2,377)	1,224
Change in net assets resulting from operations	2,376	20,530
Distributions to Shareholders:
From net investment income:	(250)	(863)
From net realized gains:	(14,884)	(4,449)
Change in net assets resulting from distributions to shareholders	(15,134)	(5,312)
Change in net assets resulting from capital transactions	14,184	(19,189)
Change in net assets	1,426	(3,971)
Net Assets:
Beginning of period	85,241	89,212
End of period	$86,667	$85,241
Accumulated net investment income (loss)	$— (a)	$(21)
Capital Transactions:
Proceeds from shares issued	$6,441	$12,951
Distributions reinvested	15,123	5,273
Cost of shares redeemed	(7,380)	(37,413)
Change in net assets resulting from capital transactions	$14,184	$(19,189)
Share Transactions:
Issued	582	1,230
Reinvested	1,420	521
Redeemed	(680)	(3,402)
Change in Shares	1,322	(1,651)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Institutional Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Institutional Diversified Stock Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.96	$10.16		$12.33	$13.34	$14.74	$11.37
Investment Activities:
Net investment income (loss)	0.03 (a)	0.10	(a)	0.15 (a)	0.15	0.18	0.21
Net realized and unrealized gains (losses) on investments	0.38	2.33		(0.60)	0.50	1.47	3.36
Total from Investment Activities	0.41	2.43		(0.45)	0.65	1.65	3.57
Distributions to Shareholders:
Net investment income	(0.03)	(0.10)		(0.13)	(0.16)	(0.19)	(0.20)
Net realized gains from investments	(2.08)	(0.53)		(1.59)	(1.50)	(2.86)	—
Total Distributions to Shareholders	(2.11)	(0.63)		(1.72)	(1.66)	(3.05)	(0.20)
Net Asset Value, End of Period	$10.26	$11.96		$10.16	$12.33	$13.34	$14.74
Total Return (b)	2.83%	25.15%		(3.89)%	4.87%	12.62%	31.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,667	$85,241		$89,212	$422,743	$522,725	$469,104
Ratio of net expenses to average net assets (c)	0.73%	0.75%		0.68%	0.60%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets (c)	0.61%	0.95%		1.42%	1.16%	1.40%	1.56%
Portfolio turnover (b)	55%	144	%(d)	68%	73%	79%	91%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Institutional Funds	Notes to Financial Statements April 30, 2018

  (Unaudited)

1.  Organization:

Victory Institutional Funds (the "Trust") was organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of one fund and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The accompanying financial statements are those of the Victory Institutional Diversified Stock Fund (the "Fund"), which seeks to provide long-term growth of capital. The Fund offers a single class of shares: Class I Shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended April 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

	Level 1 — Quoted Prices	Total
Investment	Investments in Securities	Investments in Securities
Common Stocks	$84,120	$84,120
Exchange-Traded Funds	1,324	1,324
Collateral for Securities Loaned	960	960
Total	$86,404	$86,404

There were no transfers among any levels during the six months ended April 30, 2018.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of April 30, 2018 (in thousands):

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
$916	$960	$—	$44

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended April 30, 2018, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2018 were as follows for the Fund (in thousands):

Purchases	Sales
$48,744	$49,893

For the six months ended April 30, 2018, there were no purchases or sales of U.S. Government Securities.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc. and a wholly-owned direct subsidiary of Victory Capital Operating, LLC, a publicly traded Delaware corporation.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.03% of the first $100 million in average daily net assets of the Trust and 0.02% of the average daily net assets over $100 million of the Trust, subject to an annual minimum fee of $25 thousand per year for providing administration services. VCM also receives $25 thousand per year for providing fund accounting services.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreements termination date is July 27, 2018. For the six months ended April 30, 2018, Citibank earned approximately $74 thousand in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of April 30, 2018, the interest rate on outstanding borrowings was 2.90%.

The Fund did not utilize or participate in the Line of Credit during the six months ended April 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility").The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the exemptive order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the exemptive order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended April 30, 2018.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2018.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Year Ended October 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$863	$4,449	$5,312

As of the most recent tax year ended October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$5,116	$9,767	$14,883	$—	$13,095	$27,978

*The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended October 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of April 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$75,715	$12,477	$(1,788)	$10,689

8.  Fund Ownership:

Fund ownership of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
Prudential Investment Management Services LLC	89.3%

9.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules''). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending October 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments had no effect on the Fund's net assets or results of operations.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2018

  (Unaudited)

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

10.  Subsequent Events:

On June 14, 2018 an individual shareholder redeemed 6,761,788 shares worth $62,293,650, representing approximately 69% of the Fund's net assets. The Fund remains liquid and remains a going concern under GAAP.

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the Fund's financial statements.

Victory Institutional Funds	Supplemental Information April 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, nine portfolios in Victory Variable Insurance Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Institutional Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (since December 2016).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2003	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011 to July 2016).
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016 - September 2017); Advisor (January 2016 - April 2016) and Managing Partner (August 2014 - January 2016), Endgate Commodities, LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007 - July 2016).
Leigh A. Wilson, 73	Chair and Trustee	August 2003	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	July 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 866-689-6999.

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	August 2003	Partner, Shearman & Sterling LLP (since 2018). Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-689-6999. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
$1,000.00	$1,028.30	$3.67	0.73%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During Period 11/01/17-04/30/18*	Annualized Net Expense Ratio During Period 11/01/17-04/30/18
$1,000.00	$1,021.17	$3.66	0.73%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Holdings

(As a percentage of Total Investments)

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

  (Unaudited)

Investment Advisor Agreement

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2017. The Board also considered information relating to the Fund and the Agreement provided throughout the year and at a meeting on October 24, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered the Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Fund as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Fund at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of the Fund. In addition, the Board compared the Fund's gross management fee and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of the Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Morningstar categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences

Victory Institutional Funds	Supplemental Information — continued April 30, 2018

  (Unaudited)

in the services provided to these other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which are generally viewed as a method by which the investment adviser participates in economies of scale as the fund grows.

The Board reviewed the Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board noted that the Fund's portfolio management team changed in May 2017. The Board recognized that the Fund's performance and the performance of the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

The Board found that the Fund's gross annual management fee was within the range of gross management fees charged to the funds in the Fund's peer group. The Board also found that the Fund's net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the Fund's peer group. The Board then compared the Fund's performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Funds Privacy Policy

Protecting the Privacy of Information

The Victory Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory Funds investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Victory Funds do not share information with other companies for purposes of marketing solicitations for products other than the Victory Funds. Therefore, the Victory Funds do not provide opt-out options to their shareholders.

Victory Institutional Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-689-6999

VF-IDS-SEMI (4/18)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	June 28, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	June 28, 2018